BORROWINGS - Compliance with covenants and credit facilities (Details) ₽ in Millions	12 Months Ended
Dec. 31, 2020 RUB (₽)
Available credit facilities
Total available unused credit facilities	₽ 229,855
Sberbank available till May 2024
Available credit facilities
Total available unused credit facilities	65,000
Sberbank available till August 2025
Available credit facilities
Total available unused credit facilities	130,000
Sberbank available till August 2024
Available credit facilities
Total available unused credit facilities	20,000
VTB bank available till August 2028
Available credit facilities
Total available unused credit facilities	5,000
Rosselhozbank
Available credit facilities
Total available unused credit facilities	5,000
VEB
Available credit facilities
Total available unused credit facilities	₽ 4,348
VEB | CBR key rate
Available credit facilities
Interest rate	0.10%
Basis spread on variable rate	2.42%
Cisco
Available credit facilities
Total available unused credit facilities	₽ 283
ZTV
Available credit facilities
Total available unused credit facilities	₽ 224
Citibank | MosPrime
Available credit facilities
Basis spread on variable rate	1.50%
Number of days for repayment of credit facility	182 days
MTS International Notes due 2023
Compliance with covenants
Notes redemption price (as a percentage of principal)	101.00%